Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenue [Abstract]
Schedule of Information on Revenue

Amounts in US$ ‘000	2020	2019	2018
Sale of crude oil	359,640	579,030	545,490
Sale of gas	34,052	49,877	55,671
	393,692	628,907	601,161